Financial Instrument Risk Management - Changes in Allowances for Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Mortgages
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	$ 22	$ 23
Provision for (reversal of) losses	3	0
Write-offs, net of recoveries, and other adjustments	(2)	0
Foreign exchange rate movements	2	(1)
Allowance account for credit losses of financial assets, ending balance	25	22
Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	28	7
Provision for (reversal of) losses	19	22
Write-offs, net of recoveries, and other adjustments	0	0
Foreign exchange rate movements	3	(1)
Allowance account for credit losses of financial assets, ending balance	50	28
Mortgages and loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	50	30
Provision for (reversal of) losses	22	22
Write-offs, net of recoveries, and other adjustments	(2)	0
Foreign exchange rate movements	5	(2)
Allowance account for credit losses of financial assets, ending balance	$ 75	$ 50